Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Change in Net Carrying Amount of Goodwill by Segment

The change in the net carrying amount of goodwill for the years ended December 31, 2013 and 2012 by segment is as follows (in thousands):

	Steel Mills	Steel Products	Raw Materials	All Other	Total
Balance, December 31, 2011	$268,466	$790,441	$682,902	$88,852	$1,830,661
Acquisitions and dispositions	138,579	(3,489)	20,323	—	155,413
Translation	—	18,464	—	—	18,464

Balance, December 31, 2012	407,045	805,416	703,225	88,852	2,004,538
Reclassifications	88,852	—	—	(88,852)	—
Translation	—	(26,067)	—	—	(26,067)
Other	—	(4,863)	—	—	(4,863)

Balance, December 31, 2013	$495,897	$774,486	$703,225	$—	$1,973,608

Schedule of Intangible Assets

Intangible assets with estimated lives of 5 to 22 years are amortized on a straight-line or accelerated basis and are comprised of the following (in thousands):

	December 31, 2013		December 31, 2012
	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Customer relationships	$1,147,786	$391,254	$1,156,979	$325,819
Trademarks and trade names	151,332	40,397	152,869	32,653
Other	21,869	15,182	28,610	20,746

	$1,320,987	$446,833	$1,338,458	$379,218